Intangible Asset	6 Months Ended
Sep. 30, 2017
Intangible Asset [Abstract]
INTANGIBLE ASSET

5 — INTANGIBLE ASSET

Intangible asset consists of the following:

	September 30, 2017	March 31, 2017
Software	$1,295	$1,251
Less – Accumulated amortization	(584)	(439)
Total, net	$711	$812

For the six-month periods ended September 30, 2017 and 2016, amortization expense was $127 and $131, respectively. The weighted average remaining useful life of the asset is approximately 51 months.